Shareholder Report, Average Annual Return (Details)	1 Months Ended	8 Months Ended	12 Months Ended	22 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025
C000259601 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	0.18%
C000243875 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent			8.42%	13.03%
C000254162 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		1.70%
Solactive US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.80%)
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		3.50%	13.52%	16.45%